Intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
6	Intangible assets

Cost:

	Balance at January 1, 2022	Additions	Effect of movements in exchange rates	Balance at December 31, 2022

	US $ in millions
Goodwill	6.3	4.0	(0.7)	9.6
Software (mostly development costs)	211.6	27.3	(0.1)	238.8
Other intangible assets	4.5			4.5
Total	222.4	31.3	(0.8)	252.9

Amortization and impairment losses:

	Balance at January 1, 2022	Amortization	Effect of movements in exchange rates	Balance at December 31, 2022

	US $ in millions
Goodwill
Software (mostly development costs)	145.6	10.4	(0.1)	155.9
Other intangible assets	3.0	1.1		4.1
Total	148.6	11.5	(0.1)	160.0

Net carrying amounts:
	Balance at January 1, 2022	Balance at December 31, 2022

	US $ in millions	US $ in millions

Goodwill	6.3	9.6
Software (mostly development costs)	66.0	82.9
Other intangible assets	1.5	0.4
Total	73.8	92.9

Cost:
	Balance at January 1, 2021	Additions	Disposals	Effect of movements in exchange rates	Balance at December 31, 2021

	US $ in millions
Goodwill	7.6			(1.3)	6.3
Software (mostly development costs)	194.5	17.1			211.6
Dry docking	4.5		(4.5)
Other intangible assets	3.4	1.1			4.5
Total	210.0	18.2	(4.5)	(1.3)	222.4

Amortization and impairment losses:

	Balance at January 1, 2021	Amortization	Disposals	Effect of movements in exchange rates	Balance at December 31, 2021

	US $ in millions
Goodwill
Software (mostly development costs)	136.3	9.3			145.6
Dry docking	4.5		(4.5)
Other intangible assets	2.7	0.3			3.0
Total	143.5	9.6	(4.5)		148.6

Net carrying amounts:
	Balance at January 1, 2021	Balance at December 31, 2021

	US $in millions	US $in millions

Goodwill	7.6	6.3
Software (mostly development costs)	58.2	66.0
Dry docking
Other intangible assets	0.7	1.5
Total	66.5	73.8

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Impairment test

Further to the continuing volatility in the shipping industry as discussed in Note 1(b), as well as a decrease in its market capitalization value, the Company tested its assets for impairment, as of December 31, 2022. For the purpose of IAS 36, the Company, which operates an integrated liner network, has one cash-generating unit (hereinafter: CGU), which consists of all of its operating assets. The Company estimated its recoverable amount on the basis of its value-in-use, using the discounted cash flow (DCF) method.

The Company’s assumptions were made for a period of five years (2023-2027) and a representative terminal year intended to reflect a long-term steady state. The key assumptions are set forth below:

•	A detailed cash flow for the abovementioned period, based upon the Company’s business plan.

•	Freight rates: expected to decrease in 2023 and to be further affected by industry’s supply and demand dynamics, as well as by macroeconomic trends and uncertainties.

•	Carried volume (TEUs): expected to increase over the projected period, in accordance with the Company’s fleet structure and business plan.

•	Bunkering costs: according to the future price curves of fuel and liquefied natural gas (LNG).

•	Charter hire rates: according to contractual rates in effect as of December 31, 2022, and estimated market rates for future renewals.

•	Post tax discount rate of 11.5%.

•	Long-term nominal growth rate of 2.5%.

•	Payment of tax at the Company’s corporate tax rate of 23%.

The impairment test resulted with a recoverable amount exceeding the carrying amount of the CGU, therefore, no impairment was recognized.

The Company believes that the assumptions used in its analysis are reasonable and appropriate, considering past experience and current market trends and expectations. However, such assumptions are highly subjective and there can be no assurance that the Company’s assumptions will materialize, or whether freight rates, charter rates and bunker costs will increase or decrease by any significant degree.

Change by 100 bps in the following assumptions will result in an increase (decrease) in the recoverable amount of the CGU, as follows:

	Increase	Decrease
	By 100 bps
	US $ in millions
Discount rate	(625)	766
Terminal growth rate	512	(406)